Shareholders' Equity (Schedule Of Options Outstanding) (Details) (Employee Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	4,703,679
Weighted average remaining contractual life	4 years 1 month 28 days
Weighted average price per share	$ 2.92
Options exercisable	1,976,892
Weighted average exercise price per share of exercisable options	$ 3.11
$1.56-$2.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 1.56
Exercise price per share, upper limit	$ 2.34
Options Outstanding	496,669
Weighted average remaining contractual life	5 years 7 months 10 days
Weighted average price per share	$ 1.73
Options exercisable	26,667
Weighted average exercise price per share of exercisable options	$ 2.00
$2.44-$2.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 2.44
Exercise price per share, upper limit	$ 2.93
Options Outstanding	1,702,837
Weighted average remaining contractual life	4 years 4 months 20 days
Weighted average price per share	$ 2.68
Options exercisable	691,811
Weighted average exercise price per share of exercisable options	$ 2.65
$3.01-$3.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.01
Exercise price per share, upper limit	$ 3.14
Options Outstanding	726,390
Weighted average remaining contractual life	4 years 5 months 5 days
Weighted average price per share	$ 3.10
Options exercisable	272,699
Weighted average exercise price per share of exercisable options	$ 3.11
$3.16-$3.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.16
Exercise price per share, upper limit	$ 3.32
Options Outstanding	967,116
Weighted average remaining contractual life	4 years 5 months 5 days
Weighted average price per share	$ 3.28
Options exercisable	252,509
Weighted average exercise price per share of exercisable options	$ 3.21
$3.41-$3.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.41
Exercise price per share, upper limit	$ 3.69
Options Outstanding	661,834
Weighted average remaining contractual life	2 years 4 months 20 days
Weighted average price per share	$ 3.47
Options exercisable	584,373
Weighted average exercise price per share of exercisable options	$ 3.47
$3.75-$3.94 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.75
Exercise price per share, upper limit	$ 3.94
Options Outstanding	148,833
Weighted average remaining contractual life	1 year 6 months 14 days
Weighted average price per share	$ 3.89
Options exercisable	148,833
Weighted average exercise price per share of exercisable options	$ 3.89